Investments carried under the equity method, New entities carried under the equity method (Details) - Colombian Portfolio of Renewable Energy Entities [Member] - USD ($) $ in Millions		12 Months Ended
	Mar. 01, 2023	Dec. 31, 2023
New entities carried under the equity method [Abstract]
Equity interest	50.00%
Ownership interest	30.00%	50.00%
Gains on sale of equity interest		$ 4.6